Description of Business (Tables)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Condensed Consolidated Balance Sheet
Condensed Consolidated Balance Sheets

	As of March 31, 2014		As of January 31, 2014
	As Reported	As Restated	As Reported	As Restated
Prepaid consulting	$-	$-	$(282,176)	$-

Additional paid-in-capital	$15,127,587	$15,127,587	$14,429,810	$14,147,634
Accumulated deficit	$(16,347,588)	$(17,537,920)	$(15,581,146)	$(16,771,478)

Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.	$(408,067)	$(2,405,420)	$(1,428,817)	$(2,619,149)
Non-controlling interest	$(1,623,155)	$782,265	$(263,901)	$926,431

Condensed Consolidated Balance Sheets

	As of December 31, 2014		As of March 31, 2014
	As Reported	As Restated	As Reported	As Restated
Accumulated deficit	$(18,340,602)	$(19,530,934)	$(16,347,588)	$(17,537,920)
Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.	$(1,953,892)	$(3,144,224)	$(1,215,088)	$(2,405,420)
Non-controlling interest	$482,151	$1,672,483	$(408,067)	$782,265

The impact of the correction of these errors to our previously reported fiscal year ended January 31, 2014 and 2013 annual periods is summarized below.

Consolidated Balance Sheets

	As of January 31, 2014		As of January 31, 2013
	As Reported	As Restated	As Reported	As Restated
Prepaid consulting	$(282,176)	$-	$(616,014)	$-
Additional paid-in-capital	$14,429,810	$14,147,634	$11,279,926	$10,663,912
Accumulated deficit	$(15,581,146)	$(16,771,478)	$(11,022,272)	$(11,751,180)
Total stockholders’ deficit attributable to Apollo Medical Holdings, Inc.	$(1,428,817)	$(2,619,149)	$(354,876)	$(1,083,784)
Non-controlling interest	$(1,692,718)	$926,431	$(391,379)	$692,405

Condensed Income Statement
Condensed Consolidated Statements of Operations for Two Months Ended

	March 31, 2013
	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$(79,296)

Net loss attributable to Apollo Medical Holdings, Inc.	$(145,103)	$(224,399)
Basic and diluted net loss per share	$-	$(0.06)

Condensed Consolidated Statements of Operations for Three Months Ended

	December 31, 2013
	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$110,040
Net loss attributable to Apollo Medical Holdings, Inc.	$(964,792)	$(1,074,832)
Basic and diluted net income (loss) per share	$(0.25)	$(0.28)

Condensed Consolidated Statements of Operations for Nine Months Ended

	December 31, 2013
	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$339,368
Net loss attributable to Apollo Medical Holdings, Inc.	$(3,878,392)	$(4,217,760)
Basic and diluted net loss per share	$(1.04)	$(1.13)

Consolidated Statements of Operations for Year Ended

	January 31, 2014		January 31, 2013
	As Reported	As Restated	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$(461,424)	$-	$(501,501)
Net loss attributable to Apollo Medical Holdings, Inc.	$(4,558,874)	$(5,020,298)	$(8,904,564)	$(9,406,065)
Basic and diluted net loss per share	$(1.24)	$(1.37)	$(2.74)	$(2.90)